Subsequent events	3 Months Ended
Dec. 31, 2022
Disclosure of Events After Reporting Period [Abstract]
Subsequent events

17. Subsequent events

Other than as disclosed elsewhere in these consolidated financial statements, the following material events occurred subsequent to December 31, 2022:

Issue of shares to officers, directors and consultants

On January 4, 2023, the Company issued 53,620 shares in satisfaction of vesting requirements of granted RSUs at a price of $2.49 to certain officers, directors, and consultants of the Company.

Grant of share options

On January 3, 2023, the Company granted 5,000 share options at an exercise price of $2.30 per share to an employee. The options are valid for a period of five years and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

Expanded Revolving Credit Facility

On February 13, 2023, the Company announced an amended and restated credit agreement with the Bank of Montreal and the National Bank of Canada to expand its existing secured revolving credit facility to $20,000, with an accordion feature providing for an additional $15,000 of availability, subject to certain additional conditions.

The Facility, secured against the assets of the Company, will be available for general corporate purposes, acquisitions and investments, and bears interest at a rate determined by reference to the Base Rate plus a margin of 3.00% or Adjusted Term SOFR plus a margin of 4.00%, as applicable. The Facility will have a maturity date of March 31, 2025.

Dividend Reinvestment Plan (“DRIP”)

On February 16, 2023, the Company adopted the DRIP commencing with its upcoming first quarter 2023 dividend. The DRIP provides eligible shareholders of Gold Royalty with the opportunity to have all or a portion of the cash dividends declared on their common shares by the Company automatically reinvested into additional common shares, without paying brokerage commissions.

The Company has the discretion to cause share issuances under the DRIP to be satisfied by issuing common shares from treasury or through purchases of common shares on the open market including the facilities of the NYSE American.